Supplemental Cash Flow Information - Supplementary Cash Flow Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Statement of cash flows, additional disclosures [Abstract]
Property, plant and equipment in accounts payable	$ (818)	$ (255)
Right-of-use asset additions	6,106	0
Amortization of prepaids	11,854	14,416
Interest paid	6,844	14,867
Interest received	(6,297)	(3,610)
Income taxes paid	$ 928	$ 0